Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Skymoons
Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date:

	RMB	Useful lives (Years)
Published mobile games	366,000	2
Mobile games in development (i)	240,000	indefinite lived
Technology	101,000	5
Others	27,023	2 to 10
Intangible assets	734,023
Cash and cash equivalents	189,313
Other current assets	403,387
Other non-current assets	30,162
Fixed assets	2,574
Long-term investments	49,043
Goodwill	588,857
Current liabilities	(466,793)
Long-term loans	(87,794)
Deferred tax liabilities	(137,811)
Noncontrolling interests	(62,047)
Total consideration	1,242,914

(i) Mobile games in development are those that are not completed as of the acquisition date and have no alternative future use. The Group considers its mobile games in development to be in-process research and development (“IPR&D”).